PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 79.5%
Diversified REITs 6.1%
Broadstone Net Lease, Inc.	105,118	$1,689,246
Land Securities Group PLC (United Kingdom)	66,104	557,303
		2,246,549
Health Care REITs 6.8%
CareTrust REIT, Inc.	60,362	1,262,773
Community Healthcare Trust, Inc.	49,494	1,266,552
		2,529,325
Hotel & Resort REITs 1.4%
Apple Hospitality REIT, Inc.	33,223	533,561
Industrial REITs 15.5%
CapitaLand Ascendas REIT (Singapore)	388,067	841,030
Frasers Logistics & Commercial Trust (Singapore)	1,433,274	1,193,116
LXP Industrial Trust	270,165	2,455,800
Nexus Industrial REIT (Canada)	210,585	1,262,461
		5,752,407
Office REITs 4.0%
Kilroy Realty Corp.	29,007	1,037,290
SL Green Realty Corp.	10,082	453,186
		1,490,476
Residential REITs 5.2%
Apartment Income REIT Corp.	44,385	1,450,946
Mid-America Apartment Communities, Inc.	3,925	496,041
		1,946,987
Retail REITs 24.1%
Brixmor Property Group, Inc.	75,011	1,683,247
Link REIT (Hong Kong)	120,003	601,897
Realty Income Corp.	37,633	2,046,859
Retail Opportunity Investments Corp.	81,838	1,112,179
Scentre Group (Australia)	780,829	1,552,325
Simon Property Group, Inc.	11,161	1,547,026
Supermarket Income REIT PLC (United Kingdom)	419,182	429,322
		8,972,855

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 16.4%
EPR Properties	31,225	$1,382,331
Iron Mountain, Inc.	42,308	2,856,636
National Storage Affiliates Trust	30,423	1,136,299
VICI Properties, Inc.	24,577	740,259
		6,115,525

Total Common Stocks (cost $30,127,707)		29,587,685
Preferred Stocks 20.2%
Diversified REITs 2.7%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	53,006	1,017,715
Hotel & Resort REITs 3.2%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	61,849	1,178,224
Office REITs 3.4%
Vornado Realty Trust, Series M, 5.250%, Maturing 03/01/24(oo)	79,269	1,251,658
Residential REITs 2.0%
Centerspace, Series C, 6.625%, Maturing 03/01/24(oo)	30,253	739,383
Retail REITs 4.8%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	97,067	1,802,534
Specialized REITs 4.1%
EPR Properties, Series G, 5.750%, Maturing 03/01/24(oo)	57,959	1,133,098
Public Storage, Series H, 5.600%, Maturing 03/11/24(oo)	15,913	402,440
		1,535,538

Total Preferred Stocks (cost $7,726,500)		7,525,052

Total Long-Term Investments (cost $37,854,207)		37,112,737

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $28,528)(wb)	28,528	$28,528

TOTAL INVESTMENTS 99.8% (cost $37,882,735)		37,141,265
Other assets in excess of liabilities 0.2%		79,744

Net Assets 100.0%		$37,221,009

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3